Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Investments USD ($)	Mar. 31, 2011 Investments JPY (¥)	Mar. 31, 2010 Investments JPY (¥)	Mar. 31, 2009 Investments JPY (¥)	Mar. 31, 2011 Derivative financial instruments JPY (¥)	Mar. 31, 2011 Derivative financial instruments USD ($)	Mar. 31, 2010 Derivative financial instruments JPY (¥)	Mar. 31, 2009 Derivative financial instruments JPY (¥)
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Balance at beginning of year	$ 229	¥ 19,026	¥ 13,847	¥ 49,317	$ 158	¥ 13,134	¥ 19,581	¥ 23,818	¥ 5,892	$ 71	¥ (5,734)	¥ 25,499
Total gains (losses)
Included in earnings	382	31,771	24,416	(37,952)	5	433	(641)	586	31,338	377	25,057	(38,538)
Included in other comprehensive income	10	779	(99)	(1,398)	10	779	(99)	(1,398)
Purchases, issuances and settlements	(111)	(9,191)	(19,958)	5,361	(10)	(810)	(6,376)	(1,665)	(8,381)	(101)	(13,582)	7,026
Other	(428)	(35,591)	820	(1,481)	(163)	(13,536)	669	(1,760)	(22,055)	(265)	151	279
Balance at end of year	$ 82	¥ 6,794	¥ 19,026	¥ 13,847			¥ 13,134	¥ 19,581	¥ 6,794	$ 82	¥ 5,892	¥ (5,734)